UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:  811- 08012

Government Obligations Portfolio

(Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2006

Date of Reporting Period

Item 1. Reports to Stockholders

Government Obligations Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 122.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with maturity at 2008	$2	$1,664
6.00%, with various maturities to 2026	1,710	1,727,307
6.25%, with maturity at 2008	1	1,203
6.50%, with various maturities to 2024	29,211	29,983,153
6.87%, with maturity at 2024	654	679,137
7.00%, with various maturities to 2026	21,565	22,477,674
7.09%, with maturity at 2023	2,090	2,184,170
7.25%, with maturity at 2022	2,850	2,990,658
7.31%, with maturity at 2027	694	729,599
7.50%, with various maturities to 2029(1)	24,384	25,761,932
7.63%, with maturity at 2019	1,274	1,346,706
7.75%, with various maturities to 2018	87	91,249
7.78%, with maturity at 2022	319	340,357
7.85%, with maturity at 2020	976	1,039,877
8.00%, with various maturities to 2028	38,524	40,872,771
8.13%, with maturity at 2019	1,900	2,036,726
8.15%, with various maturities to 2021	588	620,299
8.25%, with various maturities to 2017	856	887,164
8.50%, with various maturities to 2027	16,994	18,334,761
8.75%, with various maturities to 2016	482	492,375
9.00%, with various maturities to 2032	32,788	36,079,057
9.25%, with various maturities to 2017	1,367	1,435,422
9.50%, with various maturities to 2026	7,732	8,540,784
9.75%, with various maturities to 2018	454	472,786
10.00%, with various maturities to 2025	8,547	9,508,470
10.50%, with various maturities to 2021	4,975	5,611,347
10.75%, with maturity at 2011	144	151,047
11.00%, with various maturities to 2021	7,617	8,580,767
11.25%, with maturity at 2014	139	151,698
11.50%, with various maturities to 2019	3,935	4,406,160
11.75%, with maturity at 2011	133	143,899
12.00%, with various maturities to 2019	1,480	1,694,468
12.25%, with various maturities to 2019	173	193,979
12.50%, with various maturities to 2019	3,202	3,621,865
12.75%, with various maturities to 2015	47	54,036
13.00%, with various maturities to 2019	468	539,241
13.25%, with various maturities to 2019	59	67,983
13.50%, with various maturities to 2019	828	940,733
14.00%, with various maturities to 2016	178	204,666
14.50%, with various maturities to 2014	24	29,409
14.75%, with maturity at 2010	44	48,770
15.00%, with various maturities to 2013	395	461,026
15.25%, with maturity at 2012	27	32,538
15.50%, with maturity at 2011	8	8,917
16.00%, with maturity at 2012	33	38,815
16.25%, with various maturities to 2012	18	21,185
		$235,637,850

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$5	$4,211
4.44%, with maturity at 2033(2)	9,145	9,162,351
4.541%, with maturity at 2035(2)	4,381	4,398,888
4.546%, with various maturities to 2035(1)(2)	143,448	144,036,053
4.579%, with maturity at 2022(2)	3,941	3,947,340
4.587%, with maturity at 2020(2)	9,468	9,465,472
4.597%, with maturity at 2026(2)	2,924	2,933,395
4.598%, with maturity at 2022(2)	4,725	4,732,665
4.622%, with maturity at 2036(2)	4,495	4,513,670
4.695%, with maturity at 2036(2)	1,817	1,824,897
5.50%, with maturity at 2014(1)	20,598	20,485,010
6.00%, with various maturities to 2024	1,100	1,108,534
6.50%, with various maturities to 2026(1)	98,219	100,682,099
7.00%, with various maturities to 2029	50,914	52,951,188
7.25%, with various maturities to 2023	197	201,952
7.50%, with various maturities to 2029	26,635	27,942,896
7.75%, with maturity at 2008	27	27,563
7.875%, with maturity at 2021	1,793	1,915,158
7.979%, with maturity at 2030	91	97,351
8.00%, with various maturities to 2027	33,723	35,936,624
8.25%, with various maturities to 2025	1,366	1,441,700
8.33%, with maturity at 2020	2,016	2,174,413
8.50%, with various maturities to 2027	13,532	14,566,913
8.679%, with maturity at 2021	530	577,113
8.75%, with various maturities to 2017	694	713,983
8.91%, with maturity at 2010	210	218,322
9.00%, with various maturities to 2030	5,475	5,880,297
9.125%, with maturity at 2011	131	137,381
9.25%, with various maturities to 2016	234	243,275
9.50%, with various maturities to 2030	7,169	7,855,261
9.75%, with maturity at 2019	57	63,826
9.851%, with maturity at 2021	197	220,521
9.892%, with maturity at 2025	139	156,463
10.00%, with various maturities to 2027	6,740	7,471,466
10.151%, with maturity at 2021	186	209,651
10.153%, with maturity at 2023	310	348,393
10.388%, with maturity at 2020	269	295,429
10.406%, with maturity at 2021	320	358,590
10.50%, with various maturities to 2025	2,132	2,358,973
10.646%, with maturity at 2025	168	186,840
11.00%, with various maturities to 2025	3,487	3,903,405
11.243%, with maturity at 2019	225	252,621
11.50%, with various maturities to 2020	2,349	2,633,445
11.591%, with maturity at 2018	493	557,079
11.75%, with various maturities to 2017	259	291,334
12.00%, with various maturities to 2019	5,398	6,148,320
12.061%, with maturity at 2025	142	162,089
12.25%, with various maturities to 2015	261	296,256
12.406%, with maturity at 2021	193	219,763
12.50%, with various maturities to 2021	1,565	1,776,989
12.697%, with maturity at 2015	398	459,052
12.75%, with various maturities to 2015	368	416,471
13.00%, with various maturities to 2019	908	1,030,234

See notes to financial statements

Government Obligations Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
13.25%, with various maturities to 2015	$276	$313,654
13.50%, with various maturities to 2015	778	907,902
13.75%, with maturity at 2011	8	9,394
14.50%, with maturity at 2014	31	37,125
14.75%, with maturity at 2012	580	675,138
15.00%, with various maturities to 2013	698	824,815
15.50%, with maturity at 2012	89	104,957
15.75%, with maturity at 2011	3	3,122
16.00%, with maturity at 2012	287	343,039
		$493,212,331
Government National Mortgage Assn.:
6.50%, with maturity at 2024	$159	$162,845
7.00%, with various maturities to 2025(1)	49,275	51,326,324
7.25%, with maturity at 2022	144	151,372
7.50%, with various maturities to 2024	13,716	14,409,922
8.00%, with various maturities to 2027	31,474	33,551,322
8.25%, with various maturities to 2019	335	359,093
8.30%, with maturity at 2020	116	125,675
8.50%, with various maturities to 2018	5,495	5,940,858
9.00%, with various maturities to 2027	18,392	20,310,852
9.50%, with various maturities to 2026	14,164	15,669,928
10.00%, with various maturities to 2025	4,923	5,416,337
10.50%, with various maturities to 2020	5,075	5,703,792
11.00%, with various maturities to 2020	1,750	1,986,496
11.50%, with maturity at 2013	26	28,690
12.00%, with various maturities to 2015	1,677	1,911,166
12.50%, with various maturities to 2019	641	730,778
13.00%, with various maturities to 2014	192	220,997
13.50%, with maturity at 2011	7	8,066
14.50%, with maturity at 2014	6	7,131
15.00%, with various maturities to 2013	181	216,132
16.00%, with various maturities to 2012	25	29,858
		$158,267,634
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	$4,249	$4,377,892
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	2,208	2,220,888
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	6,364	6,405,232
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	24,148	25,455,379
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	677	704,485
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,582	1,639,613
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,316	1,386,088
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	998	1,026,195
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	3,083	3,257,369

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	$5,221	$5,507,484
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	2,623	2,775,943
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	2,036	2,109,237
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	928	1,015,778
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	1,136	1,200,389
		$59,081,972
Total Mortgage Pass-Throughs (identified cost $955,106,684)		$946,199,787
U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(3)	$6,000	$7,200,942
Total U.S. Treasury Obligations (identified cost, $6,257,575)		$7,200,942
Time Deposit — 0.8%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	$6,405	$6,405,000
Total Time Deposit (at amortized cost, $6,405,000)		$6,405,000
Total Investments — 123.9% (identified cost $967,769,259)		$959,805,729
Other Assets, Less Liabilities — (23.9)%		$(185,258,947)
Net Assets — 100.0%		$774,546,782

(1)  All or a portion of these securities were on loan at April 30, 2006.

(2)  Adjustable rate mortgage.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Government Obligations Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value including $187,033,342 of securities on loan (identified cost, $967,769,259)	$959,805,729
Cash	5,460
Receivable for investments sold	1,242,343
Interest receivable	5,765,791
Total assets	$966,819,323
Liabilities
Collateral for securities loaned	$191,486,676
Payable to affiliate for investment advisory fees	472,768
Payable for daily variation margin on open financial futures contracts	78,125
Payable to affiliate for Trustees' fees	2,058
Accrued expenses	232,914
Total liabilities	$192,272,541
Net Assets applicable to investors' interest in Portfolio	$774,546,782
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$782,062,368
Net unrealized depreciation (computed on the basis of identified cost)	(7,515,586)
Total	$774,546,782

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest	$17,503,152
Security lending income, net	2,929,703
Total investment income	$20,432,855
Expenses
Investment adviser fee	$2,976,126
Trustees' fees and expenses	12,241
Custodian fee	173,426
Legal and accounting services	34,980
Interest expense	5,398
Miscellaneous	16,432
Total expenses	$3,218,603
Deduct — Reduction of custodian fee	$328
Total expense reductions	$328
Net expenses	$3,218,275
Net investment income	$17,214,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,965,247)
Financial futures contracts	1,128,344
Net realized loss	$(836,903)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(4,273,150)
Financial futures contracts	(376,272)
Net change in unrealized appreciation (depreciation)	$(4,649,422)
Net realized and unrealized loss	$(5,486,325)
Net increase in net assets from operations	$11,728,255

See notes to financial statements

Government Obligations Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$17,214,580	$29,976,667
Net realized gain (loss) from Investment transactions, and financial futures contracts	(836,903)	273,338
Net change in unrealized appreciation (depreciation) from investments, and financial futures contracts	(4,649,422)	(10,980,194)
Net increase in net assets from operations	$11,728,255	$19,269,811
Capital transactions — Contributions	$54,291,001	$180,309,793
Withdrawals	(157,745,329)	(394,108,150)
Net decrease in net assets from capital transactions	$(103,454,328)	$(213,798,357)
Net decrease in net assets	$(91,726,073)	$(194,528,546)
Net Assets
At beginning of period	$866,272,855	$1,060,801,401
At end of period	$774,546,782	$866,272,855

Statement of Cash Flows (Unaudited)

Increase (Decrease) in Cash	Six Months Ended April 30, 2006
Cash Flows From (Used For) Operating Activities — Purchase of investments	$(158,371,402)
Proceeds from sales of investments and principal repayments	273,414,132
Interest received, including net securities lending income	31,472,864
Interest paid	(8,021)
Operating expenses paid	(3,278,207)
Net purchase of short-term investments	(6,300,000)
Financial futures contracts transactions	822,382
Payment of collateral for securities loaned, net	(34,292,348)
Net cash from operating activities	$103,459,400
Cash Flows From (Used For) Financing Activities — Proceeds from capital contributions	$54,291,001
Payments for capital withdrawals	(157,745,329)
Net cash used for financing activities	$(103,454,328)
Net increase in cash	$5,072
Cash at beginning of period	$388
Cash at end of period	$5,460
Reconciliation of Net Increase in Net Assets From Operations to Net Cash From Operating Activities
Net increase in net assets from operations	$11,728,255
Increase in receivable for investments sold	(45,042)
Decrease in payable for investments purchased	(141,345,225)
Decrease in interest receivable	1,241,487
Increase in payable for daily variation margin	70,310
Decrease in payable to affiliate	(108)
Decrease in accrued expenses	(67,845)
Decrease in collateral for securities loaned	(34,292,348)
Net decrease in investments	266,169,916
Net cash from operating activities	$103,459,400

See notes to financial statements

Government Obligations Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,		Period Ended October 31,		Year Ended December 31,
	(Unaudited)		2005		2004(1)		2003	2002		2001(2)	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.79	%(4)	0.77%		0.75	%(4)	0.70%	0.75%		0.81%	0.84%
Expenses after custodian fee reduction	0.79	%(4)	0.77%		0.75	%(4)	0.70%	0.75%		0.81%	0.84%
Interest expense	0.00	%(3)(4)	0.00	%(3)	0.00	%(3)(4)	0.01%	0.00	%(3)	0.02%	0.02%
Net investment income	4.23	%(4)	3.21%		3.63	%(4)	2.26%	4.41%		5.91%	7.77%
Portfolio Turnover	2%		30%		5%		67%	41%		21%	22%
Total Return(5)	1.52%		2.46%		2.23%		0.01%	8.24%		9.52%	—
Net assets, end of period (000's omitted)	$774,547		$866,273		$1,060,801		$1,521,288	$1,572,812		$675,520	$339,990

(1)  For the ten-month period ended October 31, 2004.

(2)  The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assest from 7.51% to 5.91%.

(3)  Represents less than 0.01%.

(4)  Annualized.

(5)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000. Total return is not computed on an annualized basis.

See notes to financial statements

Government Obligations Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2006, the Eaton Vance Government Obligations Fund had a 85.7% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations. For the six months ended April 30, 2006, $328 in credit balances were used to reduce the Portfolio's custodian fee.

E  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

F  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a

Government Obligations Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at April 30, 2006.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $17,026,177 and $273,459,174, respectively.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a fee computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually on average daily net assets of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and

Government Obligations Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

0.4375% of average daily net assets of $2.5 billion and over. These contractual fee reductions cannot be terminated or decreased without the express consent of the Portfolio's Board of Trustees and its shareholders and are intended to continue indefinitely. For the six months ended April 30, 2006, the fee was equivalent to 0.73% (annualized) of the Portfolio's average net assets for such period and amounted to $2,976,126. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended April 30, 2006 was $249,724 and the average interest rate was 4.36%.

5  Securities Lending Agreement

The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash in accordance with the Portfolio's investment objective and policies and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $5,662,370 for the six months ended April 30, 2006. At April 30, 2006, the value of the securities loaned and the value of the collateral amounted to $187,033,342 and $191,486,676, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$976,238,042
Gross unrealized appreciation	$1,887,484
Gross unrealized depreciation	(18,319,797)
Net unrealized depreciation	$(16,432,313)

7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2006 is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/06	500 U.S Treasury Five Year Note	Short	$(52,526,069)	$(52,078,125)	$447,944

At April 30, 2006, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Government Obligations Portfolio (the "Portfolio"), the portfolio in which the Government Obligations Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Government Obligations Fund

INVESTMENT MANAGEMENT

Eaton Vance Government Obligations Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Kevin S. Dyer
Vice President
Aamer Khan
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Eaton Vance Government Obligations Fund

INVESTMENT MANAGEMENT

Government Obligations Portfolio

Officers
Mark Venezia
President
Christine Johnston
Vice President and
Co-Portfolio Manager
Susan Schiff
Vice President and
Co-Portfolio Manager
Dan A. Maalouly
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Investment Adviser of Government Obligations Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Government Obligations Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objectives, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

140-6/06  GOSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer

June 16, 2006

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

June 16, 2006